SCHEDULE OF NET INCOME LOSS REDEEMABLE AND NON REDEEMABLE SHARES (Details)		6 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2024 HKD ($)	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income				$ 3,028,785	$ 23,479,137	$ 3,347,275
Weighted average ordinary shares outstanding basic	[1]			42,105,264	42,105,264	42,105,264
Weighted average ordinary shares outstanding diluted	[1]			42,105,264	42,105,264	42,105,264
Basic net income per ordinary share | (per share)	[1]			$ 0.07	$ 0.56	$ 0.08
Diluted net income (loss) per share | (per share)	[1]			$ 0.07	$ 0.56	$ 0.08
Cayson Acquisition Corp [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income | $			$ 475,489		$ 1,637,488
Redeemable Shares [Member] | Cayson Acquisition Corp [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income | $		$ 284,902			$ 1,254,780
Weighted average ordinary shares outstanding basic			2,739,726	6,000,000	6,000,000
Weighted average ordinary shares outstanding diluted			2,739,726	6,000,000	6,000,000
Basic net income per ordinary share | $ / shares			$ 0.10		$ 0.21
Diluted net income (loss) per share | $ / shares			$ 0.10		$ 0.21
Nonredeemable Shares [Member] | Cayson Acquisition Corp [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income | $		$ 190,587			$ 382,708
Weighted average ordinary shares outstanding basic			1,832,763	1,830,000	1,830,000
Weighted average ordinary shares outstanding diluted			1,832,763	1,830,000	1,830,000
Basic net income per ordinary share | $ / shares			$ 0.10		$ 0.21
Diluted net income (loss) per share | $ / shares			$ 0.10		$ 0.21

[1]	Retroactively restated for effect of share reorganization (see Note 1)